Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments
14.	Commitments.
The Company, at December 31, 2019, had entered into various contracts to develop and maintain real estate with remaining commitments totaling $1,434,000.